Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$1,000	$ 1,000,230
KKR SFR Warehouse Participation, 8.815%, (30-day average SOFR + 3.50%), 12/13/23(2)	3,024	3,016,008
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 8.663%, (1 mo. SOFR + 3.25%), 5/25/55(1)(2)	3,813	3,801,946
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	281	254,210
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,686	2,420,497
Total Asset-Backed Securities (identified cost $10,804,839)		$ 10,492,891

Collateralized Mortgage Obligations — 49.2%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$1,000	$ 983,826
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,602	3,356,232
California Custom Processing, 7.75%, 2/16/43(3)	10,539	10,549,948
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25%, to 7/25/27, 8/25/54(1)(4)	1,433	1,264,179
CFMT, LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(3)	2,000	1,725,064
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	3,412	3,348,301
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	1,026	1,021,752
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	3,052	3,034,227
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/65(1)(3)	80	79,180
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.809%, 5/25/65(1)(3)	500	482,993
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90% to 12/25/25, 9/25/67(1)(4)	650	636,267
FARM Mortgage Trust, Series 2023-1, Class B, 3.033%, 3/25/52(1)(3)	3,179	2,164,032
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	1	577
Series 1822, Class Z, 6.90%, 3/15/26	51	51,726
Series 1829, Class ZB, 6.50%, 3/15/26	2	2,107
Series 1896, Class Z, 6.00%, 9/15/26	15	14,562
Series 2075, Class PH, 6.50%, 8/15/28	20	20,255
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 2091, Class ZC, 6.00%, 11/15/28	$60	$ 60,416
Series 2105, Class Z, 6.00%, 12/15/28	15	14,932
Series 2115, Class K, 6.00%, 1/15/29	115	114,890
Series 2142, Class Z, 6.50%, 4/15/29	36	36,347
Series 4107, Class SA, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	419	291,772
Series 4107, Class SB, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	208	145,048
Series 4107, Class SC, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	500	347,825
Series 4107, Class SD, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	373	198,913
Series 4204, Class AF, 5.00%, (30-day average SOFR + 1.00%), 5/15/43(2)	540	483,483
Series 4212, Class NS, 0.049%, (5.26% - 30-day average SOFR x 1.20), 6/15/43(5)	287	266,924
Series 4259, Class UE, 2.50%, 5/15/43	272	261,602
Series 4623, Class SK, 0.109%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(5)	259	157,387
Series 4938, Class KZ, 2.50%, 12/25/49	646	400,604
Series 5009, Class ZN, 3.50%, 7/25/50	856	722,668
Series 5028, Class AZ, 2.00%, 10/25/50	218	95,039
Series 5028, Class TZ, 2.00%, 10/25/50	1,080	585,894
Series 5031, Class Z, 2.50%, 10/25/50	1	276
Series 5035, Class AZ, 2.00%, 11/25/50	1,100	543,494
Series 5035, Class ZK, 2.50%, 11/25/50	1,223	742,834
Series 5035, Class ZT, 2.00%, 10/25/50	769	371,654
Series 5039, Class ZJ, 2.00%, 11/25/50	100	43,614
Series 5040, Class TZ, 2.50%, 11/25/50	181	99,992
Series 5042, Class PZ, 2.00%, 11/25/50	2,063	964,719
Series 5058, Class ZH, 3.00%, 5/25/50	154	95,779
Series 5071, Class CS, 0.07%, (3.30% - 30-day average SOFR), 2/25/51(5)	1,266	736,985
Series 5072, Class ZU, 2.50%, 2/25/51	337	187,676
Series 5083, Class ZW, 2.50%, 3/25/51	494	272,726
Series 5090, Class PZ, 2.50%, 3/25/51	241	127,019
Series 5093, Class Z, 3.00%, 1/25/51	0(6)	39
Series 5101, Class EZ, 2.00%, 3/25/51	545	299,157
Series 5104, Class WZ, 3.00%, 4/25/51	128	86,426
Series 5114, Class ZH, 3.00%, 5/25/51	57	38,643
Series 5123, Class JZ, 2.00%, 7/25/51	109	60,440
Series 5129, Class HZ, 1.25%, 4/25/50	167	106,459
Series 5129, Class TZ, 2.50%, 8/25/51	444	235,375
Series 5131, Class QZ, 3.00%, 7/25/51	271	175,727
Series 5132, Class LZ, 2.50%, 8/25/51	997	572,572
Series 5135, Class MZ, 2.50%, 8/25/51	1,930	1,160,043
Series 5136, Class ZJ, 2.50%, 8/25/51	2,069	1,220,059
Series 5139, Class DZ, 2.50%, 9/25/51	1,359	802,026

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5141, Class ZJ, 2.50%, 9/25/51	$1,781	$ 1,050,506
Series 5144, Class Z, 2.50%, 9/25/51	4,138	2,523,266
Series 5148, Class AZ, 2.50%, 10/25/51	3,090	1,890,142
Series 5150, Class ZJ, 2.50%, 10/25/51	1,691	1,030,595
Series 5150, Class ZN, 2.50%, 10/25/51	186	104,340
Series 5159, Class ZP, 3.00%, 11/25/51	427	277,200
Series 5159, Class ZT, 3.00%, 11/25/51	780	527,718
Series 5163, Class Z, 3.00%, 11/25/51	536	333,981
Series 5166, Class ZN, 3.00%, 9/25/50	973	630,392
Series 5168, Class MZ, 3.00%, 10/25/51	1,019	679,783
Series 5300, Class EY, 6.00%, 12/25/52	2,000	1,991,002
Series 5324, Class MZ, 6.00%, 7/25/53	3,342	3,392,533
Series 5327, Class B, 6.00%, 8/25/53	2,350	2,373,884
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	2,169	432,937
Series 4749, Class IL, 4.00%, 12/15/47	783	151,560
Series 4756, Class KI, 4.00%, 1/15/48	861	163,201
Series 4768, Class IO, 4.00%, 3/15/48	616	119,239
Series 4772, Class PI, 4.00%, 1/15/48	913	176,777
Series 4791, Class JI, 4.00%, 5/15/48	1,250	253,058
Series 4966, Class SY, 0.867%, (5.94% - 30-day average SOFR), 4/25/50(5)	2,211	244,582
Series 5008, Class IE, 2.00%, 9/25/50	4,548	540,269
Series 5010, Class I, 2.00%, 9/25/50	3,410	407,499
Series 5010, Class IN, 2.00%, 9/25/50	2,499	299,188
Series 5010, Class NI, 2.00%, 9/25/50	2,822	339,674
Series 5016, Class UI, 2.00%, 9/25/50	2,768	328,831
Series 5017, Class DI, 2.00%, 9/25/50	4,844	575,453
Series 5024, Class CI, 2.00%, 10/25/50	5,342	642,481
Series 5025, Class GI, 2.00%, 10/25/50	1,164	139,507
Series 5028, Class TI, 2.00%, 10/25/50	1,504	144,387
Series 5038, Class DI, 2.00%, 11/25/50	7,511	900,967
Series 5051, Class S, 0.00%, (3.60% - 30-day average SOFR, Floor 0.00%), 12/25/50(5)	4,373	147,735
Series 5070, Class CI, 2.00%, 2/25/51	8,208	1,055,453
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	1,293	1,025,656
Series 3435, Class PO, 0.00%, 4/15/38	1,206	950,058
Series 4239, Class OU, 0.00%, 7/15/43	319	170,960
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, 12.684%, (30-day average SOFR + 7.61%), 9/25/49(1)(2)	1,000	1,100,280
Federal National Mortgage Association:
Series 1993-149, Class M, 7.00%, 8/25/23	0(6)	95
Series 1993-178, Class PK, 6.50%, 9/25/23	1	748
Series 1994-40, Class Z, 6.50%, 3/25/24	8	8,160
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 1994-42, Class K, 6.50%, 4/25/24	$33	$ 32,717
Series 1994-82, Class Z, 8.00%, 5/25/24	13	13,339
Series 2000-49, Class A, 8.00%, 3/18/27	38	38,162
Series 2001-81, Class HE, 6.50%, 1/25/32	178	182,759
Series 2012-133, Class WS, 0.151%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(5)	305	261,083
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,329	1,073,059
Series 2013-6, Class TY, 1.50%, 2/25/43	795	574,042
Series 2013-58, Class SC, 0.00%, (5.83% - 30-day average SOFR x 1.50, Floor 0.00%), 6/25/43(5)	323	249,400
Series 2020-45, Class MA, 0.00%, (3.11% - 30-day average SOFR x 0.80%, Floor 0.00%), 6/25/43(5)	199	157,933
Series 2020-63, Class ZN, 3.00%, 9/25/50	94	57,199
Series 2021-3, Class ZH, 2.50%, 2/25/51	188	100,154
Series 2021-14, Class GZ, 2.50%, 3/25/51	132	68,341
Series 2021-42, Class ZD, 3.00%, 11/25/50	691	454,762
Series 2021-52, Class JZ, 2.50%, 8/25/51	1,620	975,070
Series 2021-56, Class HZ, 2.50%, 9/25/51	2,709	1,678,533
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,125	1,966,671
Series 2021-66, Class JZ, 2.50%, 10/25/51	1,367	821,639
Series 2021-77, Class WZ, 3.00%, 8/25/50	38	23,057
Series 2021-77, Class Z, 3.00%, 5/25/51	416	261,738
Series 2021-79, Class Z, 3.00%, 11/25/51	731	484,684
Series 2021-95, Class ZC, 3.00%, 8/25/51	529	352,961
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	1,992,345
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,007,593
Series 2023-14, Class EL, 6.00%, 4/25/53	7,000	6,956,976
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.94% - 30-day average SOFR), 10/25/42(5)	12,425	38,139
Series 2018-21, Class IO, 3.00%, 4/25/48	2,491	441,334
Series 2019-1, Class SA, 0.217%, (5.29% - 30-day average SOFR), 2/25/49(5)	1,357	54,830
Series 2020-23, Class SP, 0.867%, (6.05% - 30-day average SOFR), 2/25/50(5)	2,179	241,754
Series 2020-45, Class HI, 2.50%, 7/25/50	3,357	478,534
Series 2020-45, Class IJ, 2.50%, 7/25/50	5,326	733,301
Series 2020-73, Class NI, 2.00%, 10/25/50	735	88,342
Series 2021-3, Class KI, 2.50%, 2/25/51	7,011	982,941
Series 2021-3, Class LI, 2.50%, 2/25/51	6,985	967,907
Series 2021-4, Class AI, 2.00%, 12/25/49	9,493	1,106,304
Series 2021-10, Class EI, 2.00%, 3/25/51	3,788	493,844
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	813	633,983
Series 2014-9, Class DO, 0.00%, 2/25/43	473	343,559
Series 2014-17, Class PO, 0.00%, 4/25/44	1,108	786,168
FIGRE Trust, Series 2023-HE2, Class A, 6.512%, 5/25/53	1,426	1,431,814

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	$1,000	$ 611,802
Flagstar Mortgage Trust, Series 2023-6INV, Class B3, 3.492%, 8/25/51(1)(3)	3,153	2,372,709
FREED Mortgage, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	1,590	1,591,524
Government National Mortgage Association:
Series 2016-168, Class JS, 0.259%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(5)	32	12,479
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.61%), 9/20/47(2)	968	929,747
Series 2020-84, Class BZ, 2.50%, 6/20/50	687	380,105
Series 2021-1, Class ZD, 3.00%, 1/20/51	134	102,229
Series 2021-24, Class EZ, 2.50%, 1/20/51	388	219,540
Series 2021-24, Class KZ, 2.50%, 2/20/51	392	244,232
Series 2021-25, Class JZ, 2.50%, 2/20/51	221	113,601
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,145
Series 2021-77, Class ZG, 3.00%, 7/20/50	47	28,037
Series 2021-97, Class MZ, 3.00%, 8/20/50	276	180,346
Series 2021-97, Class ZC, 3.00%, 8/20/50	589	390,231
Series 2021-105, Class MZ, 3.00%, 6/20/51	459	297,346
Series 2021-114, Class JZ, 3.00%, 6/20/51	182	115,263
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,160	720,162
Series 2021-118, Class JZ, 2.50%, 7/20/51	2,912	1,767,117
Series 2021-121, Class ZE, 2.50%, 7/20/51	36	20,462
Series 2021-122, Class ZL, 2.50%, 7/20/51	1,396	837,114
Series 2021-131, Class ZN, 3.00%, 7/20/51	299	203,370
Series 2021-136, Class WZ, 3.00%, 8/20/51	762	494,533
Series 2021-136, Class Z, 2.50%, 8/20/51	1,902	1,154,224
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,069	1,422,939
Series 2021-138, Class Z, 2.50%, 8/20/51	1,231	779,163
Series 2021-139, Class UZ, 3.00%, 8/20/51	781	504,151
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,695	1,180,251
Series 2021-154, Class ZC, 2.50%, 9/20/51	881	535,762
Series 2021-154, Class ZL, 3.00%, 9/20/51	473	285,614
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,661	1,207,203
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,293	803,007
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,154	791,060
Series 2021-160, Class NZ, 3.00%, 9/20/51	603	367,663
Series 2021-175, Class DZ, 3.00%, 10/20/51	455	276,630
Series 2021-177, Class JZ, 3.00%, 10/20/51	493	339,963
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,049	760,975
Series 2022-173, Class S, 4.15%, (22.73% - 30-day average SOFR x 3.667), 10/20/52(5)	1,629	1,595,199
Series 2022-189, Class US, 4.15%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	1,913	1,913,462
Series 2022-195, Class AS, 4.372%, (23.13% - 30-day average SOFR x 3.70), 11/20/52(5)	983	1,046,034
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-197, Class SW, 4.156%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(5)	$1,845	$ 1,806,148
Series 2023-53, Class AL, 5.50%, 4/20/53	4,000	3,909,242
Series 2023-53, Class SE, 3.966%, (22.55% - 30-day average SOFR x 3.667), 4/20/53(5)	2,974	2,957,092
Series 2023-63, Class LB, 6.00%, 5/20/53	3,000	3,004,603
Series 2023-63, Class S, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	1,990	1,923,788
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,225,726
Series 2023-65, Class G, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	1,996	1,913,444
Series 2023-65, Class SB, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	1,896	1,878,605
Series 2023-66, Class S, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	995	988,969
Series 2023-82, Class AL, 6.00%, 6/20/53	6,000	6,094,796
Series 2023-84, Class MW, 6.00%, 6/20/53	3,500	3,540,884
Series 2023-84, Class SN, 3.634%, (22.39% - 30-day average SOFR x 3.67%), 6/20/53(5)	1,994	1,914,715
Series 2023-96, Class BL, 6.00%, 7/20/53	2,500	2,538,366
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,529,241
Series 2023-97, Class CB, 6.00%, 7/20/53	3,000	3,032,629
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,526,850
Series 2023-98, Class JB, 6.00%, 7/20/53	3,000	3,041,709
Series 2023-99, Class AL, 6.00%, 7/20/53	4,000	4,052,262
Series 2023-117, Class JB, 6.00%, 8/20/53(9)	2,000	2,036,730
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (0.05% - 1 mo. SOFR x 1.00), 7/20/42(5)	6,811	15,485
Series 2014-94, Class IC, 0.10%, (0.10% - 1 mo. SOFR x 1.00), 9/20/35(5)	9,803	38,824
Series 2014-100, Class VI, 0.15%, (0.15% - 1 mo. SOFR x 1.00), 5/20/40(5)	4,008	18,535
Series 2014-139, Class BI, 0.25%, (0.25% - 1 mo. SOFR x 1.00), 11/20/37(5)	4,227	28,876
Series 2018-127, Class SG, 0.881%, (6.14% - 1 mo. SOFR), 9/20/48(5)	3,130	251,152
Series 2019-27, Class SA, 0.681%, (5.94% - 1 mo. SOFR), 2/20/49(5)	2,202	211,714
Series 2019-38, Class SQ, 0.681%, (5.94% - 1 mo. SOFR), 3/20/49(5)	2,672	242,754
Series 2019-43, Class BS, 0.681%, (5.94% - 1 mo. SOFR), 4/20/49(5)	3,620	353,213
Series 2020-32, Class KI, 3.50%, 3/20/50	3,594	577,788
Series 2020-65, Class MI, 2.50%, 12/20/49	2,952	351,775
Series 2020-97, Class MI, 2.50%, 3/20/50	1,847	231,364
Series 2020-146, Class IQ, 2.00%, 10/20/50	10,630	1,188,336
Series 2020-146, Class QI, 2.00%, 10/20/50	5,665	622,349
Series 2020-149, Class NI, 2.50%, 10/20/50	11,086	1,487,435
Series 2020-165, Class UI, 2.00%, 11/20/50	4,580	530,732

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-167, Class KI, 2.00%, 11/20/50	$7,210	$ 807,027
Series 2020-167, Class YI, 2.00%, 11/20/50	5,817	662,131
Series 2020-173, Class DI, 2.00%, 11/20/50	8,656	1,052,008
Series 2020-181, Class TI, 2.00%, 12/20/50	14,858	1,726,490
Series 2021-23, Class TI, 2.50%, 2/20/51	7,220	933,194
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 9/20/50(5)	4,522	56,007
Series 2021-114, Class MI, 3.00%, 6/20/51	5,137	759,889
Series 2021-122, Class NI, 3.00%, 7/20/51	3,531	529,080
Series 2021-125, Class SA, 0.00%, (3.64% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	4,133	119,875
Series 2021-131, Class QI, 3.00%, 7/20/51	6,861	815,892
Series 2021-140, Class YS, 0.00%, (1.59% - 1 mo. SOFR, Floor 0.00%), 8/20/51(5)	3,432	25,098
Series 2021-175, Class AS, 0.00%, (1.69% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	17,774	137,161
Series 2021-175, Class SB, 0.00%, (1.69% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	8,912	68,860
Series 2021-193, Class IU, 3.00%, 11/20/49	14,444	1,881,631
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(5)	8,611	97,688
Series 2021-196, Class GI, 3.00%, 11/20/51	6,641	940,341
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	47,301	382,351
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	14,105	212,891
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(5)	19,012	174,340
Series 2023-13, Class SA, 0.332%, (5.40% - 30-day average SOFR), 1/20/53(5)	7,828	157,167
Series 2023-19, Class SD, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	4,915	235,375
Series 2023-20, Class HS, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	5,203	257,426
Series 2023-22, Class ES, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	7,863	388,999
Series 2023-22, Class SA, 0.632%, (5.70% - 30-day average SOFR), 2/20/53(5)	4,902	120,166
Series 2023-24, Class SB, 0.082%, (5.15% - 30-day average SOFR), 2/20/53(5)	15,725	385,201
Series 2023-24, Class SG, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	7,863	388,999
Series 2023-32, Class SA, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	14,742	729,373
Series 2023-38, Class LS, 1.232%, (6.30% - 30-day average SOFR), 3/20/53(5)	4,935	240,032
Series 2023-47, Class HS, 1.232%, (6.30% - 30-day average SOFR), 3/20/53(5)	1,629	79,211
Series 2023-47, Class SC, 1.182%, (6.25% - 30-day average SOFR), 3/20/53(5)	2,466	113,963
Series 2023-89, Class SE, 0.982%, (6.50% - 30-day average SOFR), 6/20/53(5)	30,767	1,235,390
Security	Principal Amount (000's omitted)	Value
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 8/25/25, 6/25/28(1)(4)	$1,050	$ 1,045,179
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	602	587,477
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.263%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(2)	4,000	4,018,181
Series 2018-GT2, Class A, 8.063%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	430	428,388
Series 2022-GT1, Class A, 9.319%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	500	499,268
Radnor Re, Ltd., Series 2022-1, Class M1A, 8.819%, (30-day average SOFR + 3.75%), 9/25/32(1)(2)	3,000	3,070,205
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	9,065	7,843,096
Total Collateralized Mortgage Obligations (identified cost $253,892,097)		$ 214,461,349

Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 8.365%, (1 mo. SOFR + 3.143%), 9/9/24(1)(2)	$1,520	$ 1,526,023
Total Commercial Mortgage-Backed Securities (identified cost $1,517,859)		$ 1,526,023

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91,Class X1,0.575%,8/25/41(3)	$4,799	$ 136,107
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.679%, 4/16/63(3)	9,102	490,722
Series 2021-132, Class IO, 0.726%, 4/16/63(3)	8,786	493,701
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	8,639	536,834
Series 2021-186, Class IO, 0.765%, 5/16/63(3)	9,572	557,897
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	9,724	470,173
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,447,128)		$ 2,685,434

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 74.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.846%, (COF + 1.25%), with maturity at 2034(10)	$106	$ 103,659
3.888%, (COF + 1.25%), with maturity at 2035(10)	468	461,347
4.50%, with maturity at 2035	629	611,537
4.587%, (1 yr. CMT + 2.25%), with maturity at 2038(10)	374	378,061
4.825%, (1 yr. CMT + 2.24%), with maturity at 2036(10)	425	428,846
5.00%, with various maturities to 2052(11)	12,583	12,318,798
5.50%, with various maturities to 2053	7,096	7,070,992
5.50%, with maturity at 2052(11)	12,862	12,822,010
6.00%, with various maturities to 2053	3,822	3,854,704
6.00%, with maturity at 2052(11)	1,136	1,147,793
6.50%, with various maturities to 2053	1,367	1,410,383
7.00%, with various maturities to 2025	25	25,141
7.50%, with maturity at 2024	4	3,531
8.50%, with maturity at 2025	1	925
9.00%, with various maturities to 2027	2	1,636
9.50%, with maturity at 2025	0(6)	118
Federal National Mortgage Association:
3.781%, (COF + 1.27%), with maturity at 2033(10)	195	190,066
3.823%, (COF + 1.25%), with maturity at 2025(10)	29	28,660
3.839%, (COF + 1.30%), with maturity at 2035(10)	112	109,400
3.873%, (COF + 1.30%), with maturity at 2033(10)	105	102,506
3.915%, (COF + 1.25%), with maturity at 2035(10)	151	149,898
3.981%, (COF + 1.25%), with maturity at 2026(10)	72	71,438
4.001%, (COF + 1.25%), with maturity at 2034(10)	36	35,647
4.03%, (COF + 2.41%), with maturity at 2027(10)	84	84,497
4.07%, (COF + 1.25%), with maturity at 2034(10)	156	151,604
4.207%, (COF + 1.26%), with maturity at 2036(10)	109	106,804
4.214%, (COF + 1.31%), with maturity at 2036(10)	175	170,742
4.50%, with various maturities to 2052	780	750,981
4.537%, (COF + 1.26%), with maturity at 2036(10)	28	28,171
4.712%, (COF + 1.85%), with maturity at 2034(10)	244	242,653
4.852%, (COF + 1.74%), with maturity at 2035(10)	409	403,339
5.00%, with maturity at 2027	23	22,312
5.043%, (COF + 1.81%), with maturity at 2036(10)	2,098	2,070,120
5.103%, (1 yr. CMT + 2.10%), with maturity at 2040(10)	207	208,811
5.381%, (12 mo. MTA + 1.17%), with maturity at 2044(10)	163	162,527
5.50%, with various maturities to 2052	6,836	6,824,934
5.50%, 30-Year, TBA(12)	900	894,305
5.50%, with maturity at 2052(11)	9,569	9,527,328
6.00%, with various maturities to 2053	4,320	4,390,614
6.00%, with maturity at 2053(11)	3,590	3,618,217
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.471%, with maturity at 2025	$9	$ 9,318
6.50%, with various maturities to 2053	5,394	5,514,376
6.50%, 30-Year, TBA(12)	24,650	25,144,861
7.00%, with maturity at 2024	1	1,098
7.50%, with maturity at 2026	2	2,115
8.043%, with maturity at 2030	1	788
8.50%, with maturity at 2037	61	63,513
9.00%, with maturity at 2025	9	9,027
9.50%, with various maturities to 2030	3	3,231
Government National Mortgage Association:
2.75%, (1 yr. CMT + 1.50%), with maturity at 2027(10)	40	38,634
3.00%, (1 yr. CMT + 1.50%), with maturity at 2026(10)	30	28,851
3.50%, with maturity at 2050	456	421,834
4.00%, with various maturities to 2049	1,165	1,108,204
4.50%, with various maturities to 2049	483	466,072
5.00%, with various maturities to 2052	2,596	2,557,411
5.00%, with various maturities to 2052(11)	7,806	7,666,662
5.50%, with various maturities to 2063	38,360	38,253,263
5.50%, with various maturities to 2062(11)	6,260	6,228,159
6.00%, with various maturities to 2063	53,453	54,122,342
6.00%, with maturity at 2053(11)	2,580	2,637,218
6.50%, with various maturities to 2063(11)	12,009	12,268,926
6.50%, with various maturities to 2063	24,642	25,224,317
6.50%, 30-Year, TBA(12)	51,362	52,197,901
7.00%, with various maturities to 2063	13,928	14,392,155
7.00%, with maturity at 2053(11)	3,378	3,508,203
7.50%, with various maturities to 2053	2,366	2,424,270
9.50%, with maturity at 2025	2	1,658
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $327,441,760)		$ 325,279,462

U.S. Government Guaranteed Small Business Administration Loans — 0.4%(13)(14)
Security	Principal Amount (000's omitted)	Value
0.16%, 7/15/37 to 5/15/42	$529	$ 2,778
0.23%, 4/15/37 to 12/15/37	1,344	8,517
0.41%, 6/15/42 to 7/15/42	212	3,166
0.48%, 3/15/37 to 12/15/37	2,308	30,444
0.66%, 7/15/42	51	1,229
0.73%, 3/15/37 to 10/15/42	1,299	27,525
0.91%, 5/15/42	449	15,007

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
0.98%, 9/15/37 to 11/15/37	$813	$ 22,074
1.23%, 8/15/37 to 12/15/37	877	29,926
1.86%, 9/15/42 to 1/15/43	3,373	229,966
1.89%, 11/15/42	74	5,096
2.11%, 10/15/42	3,301	254,065
2.36%, 12/15/42	485	41,919
2.86%, 12/15/42 to 2/15/43	5,260	569,112
3.11%, 12/15/42	2,755	315,821
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $4,896,393)		$ 1,556,645

U.S. Department of Agriculture Loans — 1.8%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.75%, (USD Prime - 0.50%), 2/16/43(2)	$5,783,006	$ 5,788,187
7.75%, (USD Prime - 0.50%), 2/16/43(2)	2,145,774	2,147,697
Total U.S. Department of Agriculture Loans (identified cost $7,928,780)		$ 7,935,884

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(15)	6,390,894	$ 6,390,894
Total Short-Term Investments (identified cost $6,390,894)		$ 6,390,894
Total Purchased Swaptions — 0.1% (identified cost $381,014)		$ 664,098
Total Investments — 131.1% (identified cost $616,700,764)		$ 570,992,680
Total Written Options and Swaptions — (0.0)%(16) (premiums received $361,610)		$ (94,966)
Other Assets, Less Liabilities — (31.1)%		$(135,278,562)
Net Assets — 100.0%		$ 435,619,152
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $50,267,068 or 11.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at July 31, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2023.
(6)	Principal amount is less than $500.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	When-issued security.
(10)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2023.
(11)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(13)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(14)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro-rata basis with all securities in the trust.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(16)	Amount is less than (0.05)%.

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/10/29 to pay 3.93% and receive SOFR	Bank of America, N.A.	USD	48,508,668	5/8/24	$664,098
Total					$664,098
Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/10/29 to receive 1.93% and pay SOFR	Bank of America, N.A.	USD	(48,508,668)	5/8/24	$(94,966)
Total					$(94,966)
(1)	Amount is less than (0.05)%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	881	Long	9/29/23	$94,108,696	$(1,830,959)
U.S. 10-Year Treasury Note	110	Long	9/20/23	12,254,688	(306,901)
U.S. Ultra 10-Year Treasury Note	116	Long	9/20/23	13,570,187	(230,190)
					$(2,368,050)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	50,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 3,073,772	$ —	$ 3,073,772
USD	6,000	Receives	SOFR (pays annually)	3.16% (pays annually)	1/5/33	342,432	—	342,432
USD	25,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	6,961,582	—	6,961,582
USD	10,000	Receives	SOFR (pays annually)	1.89% (pays annually)	8/3/52	2,916,204	97	2,916,107
Total						$13,293,990	$97	$13,293,893

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise.
The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
BMO Capital Markets Corp.	7/26/23	On Demand(1)	5.81%	$10,581,389	$10,589,804
BMO Capital Markets Corp.	7/26/23	On Demand(1)	5.50	7,242,050	7,247,506
MUFG Securities Americas, Inc.	7/26/23	On Demand(1)	5.45	7,148,587	7,153,924
MUFG Securities Americas, Inc.	7/26/23	On Demand(1)	5.45	4,536,557	4,539,944
MUFG Securities Americas, Inc.	7/26/23	On Demand(1)	5.45	4,518,149	4,521,522
MUFG Securities Americas, Inc.	7/26/23	On Demand(1)	5.45	3,435,190	3,437,756
MUFG Securities Americas, Inc.	7/26/23	On Demand(1)	5.45	1,945,954	1,947,406
MUFG Securities Americas, Inc.	7/26/23	On Demand(1)	5.45	950,902	951,612
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	3,474,968	3,477,063
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	3,340,573	3,342,586
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	3,175,881	3,177,795
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	2,811,698	2,813,393
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	2,749,550	2,751,207
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	2,717,046	2,718,684
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	2,498,110	2,499,616
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	2,434,825	2,436,293
Total Investments				$63,561,429	$63,606,111
(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2023, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2023, the underlying collateral for all open reverse repurchase agreements was comprised of agency mortgage-backed securities having an aggregate market value of $70,605,230.

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2023.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,390,894, which represents 1.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$83,859,312	$239,564,614	$(317,033,032)	$ —	$ —	$6,390,894	$783,221	6,390,894
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 10,492,891	$ —	$ 10,492,891
Collateralized Mortgage Obligations	—	214,461,349	—	214,461,349
Commercial Mortgage-Backed Securities	—	1,526,023	—	1,526,023
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,685,434	—	2,685,434
U.S. Government Agency Mortgage-Backed Securities	—	325,279,462	—	325,279,462
U.S. Government Guaranteed Small Business Administration Loans	—	1,556,645	—	1,556,645
U.S. Department of Agriculture Loans	—	7,935,884	—	7,935,884
Short-Term Investments	6,390,894	—	—	6,390,894
Purchased Interest Rate Swaptions	—	664,098	—	664,098
Total Investments	$ 6,390,894	$564,601,786	$ —	$570,992,680
Swap Contracts	$ —	$ 13,293,990	$ —	$ 13,293,990
Total	$ 6,390,894	$577,895,776	$ —	$584,286,670
Liability Description
Written Interest Rate Swaptions	$ —	$ (94,966)	$ —	$ (94,966)

Eaton Vance
Government Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(2,368,050)	$ —	$ —	$ (2,368,050)
Total	$(2,368,050)	$ (94,966)	$ —	$ (2,463,016)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.